UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05914

Templeton Global Opportunities Trust

(Exact name of registrant as specified in charter)

300 S.E. 2nd Street, Fort Lauderdale, FL 33301-1923

 (Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: (954) 527-7500

Date of fiscal year end:   12/31

Date of reporting period:   9/30/16

Item 1. Schedule of Investments.

Templeton Global Opportunities Trust

Statement of Investments, September 30, 2016 (unaudited)

	Industry	Shares	Value
Common Stocks 94.7%
Australia 0.6%
Origin Energy Ltd.	Oil, Gas & Consumable Fuels	620,370	$2,574,089

Belgium 0.4%
UCB SA	Pharmaceuticals	23,690	1,832,449

Brazil 0.8%
[a]Petroleo Brasileiro SA, ADR	Oil, Gas & Consumable Fuels	344,165	3,211,059

Canada 0.5%
Suncor Energy Inc.	Oil, Gas & Consumable Fuels	80,078	2,222,135

China 11.4%
[a]Baidu Inc., ADR	Internet Software & Services	24,760	4,508,053
China Life Insurance Co. Ltd., H	Insurance	1,053,000	2,715,195
China Medical System Holdings Ltd.	Pharmaceuticals	1,330,000	2,236,000
China Mobile Ltd.	Wireless Telecommunication
	Services	327,400	3,961,462
China Telecom Corp. Ltd., H	Diversified Telecommunication
	Services	10,477,610	5,281,796
CNOOC Ltd.	Oil, Gas & Consumable Fuels	3,590,000	4,452,584
Digital China Holdings Ltd.	Electronic Equipment, Instruments
	& Components	3,104,000	2,981,402
GCL-Poly Energy Holdings Ltd.	Semiconductors & Semiconductor
	Equipment	14,929,000	1,982,488
Greatview Aseptic Packaging Co. Ltd.	Containers & Packaging	6,043,000	3,194,325
Hilong Holding Ltd.	Energy Equipment & Services	9,344,000	1,385,394
Shanghai Pharmaceuticals Holding Co. Ltd., H	Health Care Providers & Services	2,488,100	6,704,351
Sinopharm Group Co. Ltd.	Health Care Providers & Services	936,800	4,498,998
Weichai Power Co. Ltd., H	Machinery	2,498,000	3,349,410
			47,251,458
France 7.3%
AXA SA	Insurance	153,024	3,257,081
BNP Paribas SA	Banks	81,703	4,202,502
Cie Generale des Etablissements Michelin, B	Auto Components	43,012	4,759,250
Compagnie de Saint-Gobain	Building Products	96,018	4,151,107
Credit Agricole SA	Banks	442,807	4,368,166
Sanofi	Pharmaceuticals	67,914	5,162,404
Total SA, B	Oil, Gas & Consumable Fuels	93,384	4,425,528
			30,326,038
Germany 3.2%
Deutsche Lufthansa AG	Airlines	228,900	2,547,941
HeidelbergCement AG	Construction Materials	35,100	3,316,962
Merck KGaA	Pharmaceuticals	44,950	4,844,876
Siemens AG, ADR	Industrial Conglomerates	22,694	2,662,460
			13,372,239
Hong Kong 2.6%
Kingboard Chemical Holdings Ltd.	Electronic Equipment, Instruments
	& Components	1,253,500	3,797,824
NewOcean Energy Holdings Ltd.	Oil, Gas & Consumable Fuels	9,838,200	2,625,600
Vinda International Holdings Ltd.	Household Products	1,145,000	2,252,696
VTech Holdings Ltd.	Communications Equipment	187,500	2,138,167
			10,814,287
India 3.5%
Biocon Ltd.	Biotechnology	233,555	3,275,772
Hero Motocorp Ltd.	Automobiles	77,520	3,976,027
Mahanagar Gas Ltd.	Gas Utilities	15,670	155,425
Oberoi Realty Ltd.	Real Estate Management &
	Development	800,336	3,513,083

Quarterly Statement of Investments	| See Notes to Statement of Investments.

Templeton Global Opportunities Trust

Statement of Investments, September 30, 2016 (unaudited) (continued)

Torrent Pharmaceuticals Ltd.	Pharmaceuticals	153,259	3,738,538
			14,658,845
Indonesia 0.5%
Gudang Garam Tbk PT	Tobacco	397,000	1,885,986

Ireland 1.0%
CRH PLC	Construction Materials	127,507	4,265,097

Israel 1.5%
Teva Pharmaceutical Industries Ltd., ADR	Pharmaceuticals	138,237	6,360,284

Italy 2.0%
Eni SpA	Oil, Gas & Consumable Fuels	205,165	2,955,836
Tenaris SA	Energy Equipment & Services	211,200	3,009,554
UniCredit SpA	Banks	1,011,719	2,355,802
			8,321,192
Japan 5.2%
IHI Corp.	Machinery	714,000	2,042,717
Keihin Corp.	Auto Components	140,400	2,203,684
Nissan Motor Co. Ltd.	Automobiles	465,520	4,513,062
Omron Corp.	Electronic Equipment, Instruments
	& Components	91,200	3,243,486
SoftBank Group Corp.	Wireless Telecommunication
	Services	78,900	5,076,563
Sompo Holdings Inc.	Insurance	61,000	1,784,595
Unipres Corp.	Auto Components	141,200	2,468,371
			21,332,478
Luxembourg 0.6%
L'Occitane International SA	Specialty Retail	1,303,500	2,594,782

Mexico 0.7%
Industrias Penoles SA	Metals & Mining	121,317	2,903,174

Netherlands 3.5%
Aegon NV	Insurance	574,784	2,203,309
Akzo Nobel NV	Chemicals	60,428	4,094,233
[a]ASR Nederland NV	Insurance	120,100	2,444,278
ING Groep NV	Banks	318,980	3,939,582
NN Group NV	Insurance	64,602	1,985,603
			14,667,005
South Korea 8.0%
Hana Financial Group Inc.	Banks	341,341	8,637,932
Hyundai Mobis Co. Ltd.	Auto Components	24,643	6,157,755
KB Financial Group Inc.	Banks	230,772	7,936,795
Samsung Electronics Co. Ltd.	Technology Hardware, Storage &
	Peripherals	7,313	10,618,630
			33,351,112
Spain 1.2%
Tecnicas Reunidas SA	Energy Equipment & Services	57,992	2,261,122
Telefonica SA	Diversified Telecommunication
	Services	247,636	2,508,815
			4,769,937
Switzerland 2.3%
Roche Holding AG	Pharmaceuticals	23,920	5,934,751
[a]UBS Group AG	Capital Markets	247,940	3,376,997
			9,311,748
Taiwan 0.9%
Quanta Computer Inc.	Technology Hardware, Storage &
	Peripherals	1,749,000	3,655,745

Thailand 1.8%
Bangkok Bank PCL, fgn.	Banks	417,000	1,959,020

Templeton Global Opportunities Trust

Statement of Investments, September 30, 2016 (unaudited) (continued)

PTT Exploration and Production PCL, fgn.	Oil, Gas & Consumable Fuels	1,047,700	2,453,417
PTT Global Chemical PCL, fgn.	Chemicals	1,723,800	2,927,819
			7,340,256
Turkey 0.7%
[a]Turkcell Iletisim Hizmetleri AS, ADR	Wireless Telecommunication
	Services	341,135	2,749,548

United Kingdom 7.8%
Aviva PLC	Insurance	440,000	2,513,361
BAE Systems PLC	Aerospace & Defense	621,325	4,221,885
Barclays PLC	Banks	1,106,512	2,407,711
BP PLC	Oil, Gas & Consumable Fuels	883,028	5,152,799
GlaxoSmithKline PLC	Pharmaceuticals	86,120	1,834,838
HSBC Holdings PLC	Banks	638,499	4,791,483
Kingfisher PLC	Specialty Retail	755,905	3,694,448
Noble Corp. PLC	Energy Equipment & Services	93,850	595,009
Petrofac Ltd.	Energy Equipment & Services	254,290	2,939,726
Royal Dutch Shell PLC, A	Oil, Gas & Consumable Fuels	2,921	72,499
Royal Dutch Shell PLC, B	Oil, Gas & Consumable Fuels	152,610	3,952,003
			32,175,762
United States 26.7%
Allegheny Technologies Inc.	Metals & Mining	174,310	3,149,782
[a]Allergan PLC	Pharmaceuticals	19,640	4,523,288
[a]Alphabet Inc., A	Internet Software & Services	7,040	5,660,583
American International Group Inc.	Insurance	75,060	4,454,060
Amgen Inc.	Biotechnology	44,720	7,459,743
Apache Corp.	Oil, Gas & Consumable Fuels	23,720	1,514,996
Baker Hughes Inc.	Energy Equipment & Services	43,830	2,212,100
Capital One Financial Corp.	Consumer Finance	62,570	4,494,403
[a]Chesapeake Energy Corp.	Oil, Gas & Consumable Fuels	149,700	938,619
Chevron Corp.	Oil, Gas & Consumable Fuels	29,260	3,011,439
Citigroup Inc.	Banks	129,780	6,129,510
Comcast Corp., A	Media	91,990	6,102,617
Eli Lilly & Co.	Pharmaceuticals	38,010	3,050,683
General Motors Co.	Automobiles	65,290	2,074,263
Gilead Sciences Inc.	Biotechnology	68,800	5,443,456
Halliburton Co.	Energy Equipment & Services	93,330	4,188,650
Hewlett Packard Enterprise Co.	Technology Hardware, Storage &
	Peripherals	112,220	2,553,005
HP Inc.	Technology Hardware, Storage &
	Peripherals	112,220	1,742,777
JPMorgan Chase & Co.	Banks	98,180	6,537,806
Medtronic PLC	Health Care Equipment & Supplies	47,370	4,092,768
Microsoft Corp.	Software	117,920	6,792,192
Morgan Stanley	Capital Markets	144,790	4,641,968
[a]Navistar International Corp.	Machinery	252,930	5,789,568
Oracle Corp.	Software	116,160	4,562,765
Pfizer Inc.	Pharmaceuticals	78,814	2,669,430
Rockwell Collins Inc.	Aerospace & Defense	41,760	3,522,038
Twenty-First Century Fox Inc., A	Media	138,810	3,361,978
			110,674,487
Total Common Stocks (Cost $345,201,136)			392,621,192
Equity-Linked Securities 3.3%
United States 3.3%
[b]The Goldman Sachs Group Inc. into Microsoft Corp., 5.55%, 144A	Software	80,046	4,426,512
[b]The Goldman Sachs Group Inc. into Applied Materials Inc., 6.00%, 144A	Semiconductors & Semiconductor
	Equipment	201,954	4,852,712
[b]The Goldman Sachs Group Inc. into Cisco Systems Inc., 5.70%, 144A	Communications Equipment	140,300	4,376,603
Total Equity-Linked Securities (Cost $12,000,997)			13,655,827
Total Investments before Short Term Investments (Cost $357,202,133)			406,277,019

Templeton Global Opportunities Trust

Statement of Investments, September 30, 2016 (unaudited) (continued)

	Principal Amount
Short Term Investments 1.6%
U.S. Government and Agency Securities 1.6%
United States 1.6%
[c]Farmer Mac Discount Note, 10/03/16	$5,400,000	5,400,000
[c]FFCB, 10/03/16	1,000,000	1,000,000
Total U.S. Government and Agency Securities (Cost $6,399,898)		6,400,000
Total Investments (Cost $363,602,031) 99.6%		412,677,019
Other Assets, less Liabilities 0.4%		1,831,703
Net Assets 100.0%		$414,508,722

aNon-income producing.
bSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund's Board of Trustees. At
September 30, 2016, the aggregate value of these securities was $13,655,827, representing 3.3% of net assets.
cThe security was issued on a discount basis with no stated coupon rate.

At September 30, 2016, the Fund had the follow ing forw ard exchange contracts outstanding. See Note 3.

Forward Exchange Contracts
				Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty[a]	Type	Quantity	Amount	Date	Appreciation	Depreciation
OTC Forward Exchange Contracts
Euro	GSCO	Sell	7,668,598	$8,638,729	10/11/16	$16,226	$-
Japanese Yen	BNDP	Sell	1,690,000,000	16,668,705	10/12/16	-	(12,175)
Euro	GSCO	Sell	28,651,949	32,235,305	10/26/16	-	(3,817)
Total Forw ard Exchange Contracts						$16,226	$(15,992)
Net unrealized appreciation (depreciation)						$234

a May be comprised of multiple contracts w ith the same counterparty, currency and settlement date.

ABBREVIATIONS
Counterparty
BNDP	- BNP Paribas
GSCO	- Goldman Sachs Group, Inc.

Selected Portfolio
ADR	- American Depositary Receipt

Templeton Global Opportunities Trust

Notes to Statement of Investments (unaudited)

1. ORGANIZATION

Templeton Global Opportunities Trust (Fund) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles.

2. FINANCIAL INSTRUMENT VALUATION

The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value per share as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading. Under compliance policies and procedures approved by the Fund’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The VC provides administration and oversight of the Fund's valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time, whichever is earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Debt securities generally trade in the OTC market rather than on a securities exchange. The Fund's pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.

Certain derivative financial instruments (derivatives) trade in the OTC market. The Fund’s pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Fund’s net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time. In addition, trading in certain foreign markets may not take place on every NYSE business day. Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at the close of the NYSE. In order to minimize the potential for these differences, the VC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the NYSE is closed, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.

3. DERIVATIVE FINANCIAL INSTRUMENTS

The Fund invested in derivative financial instruments (derivatives) in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements.

The Fund entered into OTC forward exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency for a specific exchange rate on a future date.

4. INCOME TAXES

At September 30, 2016, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$367,288,785

Unrealized appreciation	$94,355,181
Unrealized depreciation	(48,966,947)
Net unrealized appreciation (depreciation)	$45,388,234

5. CONCENTRATION OF RISK

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

6. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of September 30, 2016, in valuing the Fund’s assets and liabilities carried at fair value, is as follows:

	Level 1	Level 2	Level 3		Total
Assets:
Investments in Securities
Equity Investments:[a,b]	$392,621,192	$-	$	- $	392,621,192
Equity-Linked Securities	-	13,655,827		-	13,655,827
Short Term Investments	-	6,400,000		-	6,400,000
Total Investments in Securities	$392,621,192	$20,055,827	$	- $	412,677,019

Other Financial Instruments
Forw ard Exchange Contracts	$-	$16,226	$	- $	16,226

Liabilities:
Other Financial Instruments
Forw ard Exchange Contracts	$-	$15,992	$	- $	15,992

alIncludes common stocks.
bFor detailed categories, see the accompanying Statement of Investments.

7. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the Statement of Investments and determined that no events have occurred that require disclosure.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Mark H. Otani, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Templeton Global Opportunities Trust

By /s/Laura F. Fergerson

   Laura F. Fergerson

   Chief Executive Officer –

    Finance and Administration

Date November 25, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Laura F. Fergerson

   Laura F. Fergerson

   Chief Executive Officer –

    Finance and Administration

Date November 25, 2016

By /s/Mark H. Otani

   Mark H. Otani

   Chief Financial Officer and

 Chief Accounting Officer

Date November 25, 2016